Non-current assets of disposal groups classified as held for sale (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 2,016,037	$ 2,282,720
Land [member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,428,465	1,848,903
Contructions [member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	341,197	420,487
Machinery [member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	20,135	13,330
Vines in formation (plantations) [member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 226,240	$ 0